S000085273 [Member] Investment Objectives and Goals - iShares Large Cap Max Buffer Dec ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LARGE CAP MAX BUFFER DEC ETF Ticker: DMAXStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Large Cap Max Buffer Dec ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each December.